Appendix 3 Details of Due Dates of Payments to Suppliers - Summary of Suppliers (Detail) - CLP ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Details Of Due Dates Of Payments To Suppliers [Line Items]
Total trade and other current payables	$ 599,263,208	$ 554,286,324
Up-to-date Payments [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Suppliers for energy purchase	232,095,186	155,123,059
Suppliers for fuel and gas purchases	55,179,023	39,787,839
Accounts payable for goods and services	183,849,044	155,061,232
Accounts payable for asset purchases	102,588,652	118,263,996
Total trade and other current payables	573,711,905	468,236,126
Up-to-date Payments [Member] | Goods [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Suppliers for fuel and gas purchases		39,787,839
Accounts payable for goods and services	81,807,039
Accounts payable for asset purchases	82,587,701	26,303,745
Total trade and other current payables	164,394,740	66,091,584
Up-to-date Payments [Member] | Services [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Suppliers for energy purchase	63,364,701	155,123,059
Suppliers for fuel and gas purchases	55,179,023
Accounts payable for goods and services	102,042,005	94,196,986
Total trade and other current payables	220,585,729	249,320,045
Up-to-date Payments [Member] | Other
Details Of Due Dates Of Payments To Suppliers [Line Items]
Suppliers for energy purchase	168,730,485
Accounts payable for goods and services		60,864,246
Accounts payable for asset purchases	20,000,951	91,960,251
Total trade and other current payables	$ 188,731,436	$ 152,824,497